CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY - STATEMENT OF CASH FLOWS (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
STATEMENT OF CASH FLOWS
Net cash by used in operating activities	¥ 322,701,870	$ 46,787,373	¥ 449,171,181	¥ (679,234,601)
Received from subsidiaries and VIEs	(826,042,700)	(119,764,934)	(2,238,372,299)	(4,016,159,473)
Net cash provided by investing activities	(913,388,006)	(132,428,812)	(2,347,593,831)	(3,704,848,130)
Net cash provided by (used in) financing activities	576,351,240	83,563,075	1,301,311,826	4,490,712,113
Effect of foreign exchange rate changes	29,255,917	4,241,709	(9,373,234)	(28,409,920)
Net increase (decrease) in cash and cash equivalents	14,921,021	2,163,345	(606,484,058)	78,219,462
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	992,038,836	143,832,111	1,598,522,894	1,520,303,432
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	¥ 1,006,959,857	$ 145,995,456	992,038,836	1,598,522,894
Currency exchange rate	6.8972	6.8972
Parent Company | Reportable legal entity
STATEMENT OF CASH FLOWS
Net cash by used in operating activities	¥ (9,559,741)	$ (1,386,032)	(8,630,238)	(14,708,389)
Received from subsidiaries and VIEs	164,707,863	23,880,395	4,545,040	6,818,106
Net cash provided by investing activities	164,707,863	23,880,395	4,545,040	6,818,106
Contribution from shareholders	277,342	40,211	2,959,511	543,594
Repurchase of common shares	(146,740,902)	(21,275,431)
Net cash provided by (used in) financing activities	(146,463,560)	(21,235,220)	2,959,511	543,594
Effect of foreign exchange rate changes	824,099	119,483	(144,484)	(663,453)
Net increase (decrease) in cash and cash equivalents	9,508,661	1,378,626	(1,270,171)	(8,010,142)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	4,771,477	691,799	6,041,648	14,051,790
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH AT YEAR END	¥ 14,280,138	$ 2,070,425	¥ 4,771,477	¥ 6,041,648
Currency exchange rate	6.8972	6.8972